Related Party Transactions (Details) - Evolv Technologies Holdings Inc [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares on exercise of options		4,137,451	3,236,374
Exercise price of stock option		$ 0.11	$ 0.14
Nonrecourse Promissory Note with Officer
Related Party Transaction [Line Items]
Promissory note	$ 400,000
Number of shares on exercise of options	3,888,889
Exercise price of stock option	$ 0.09
Accrued interest	$ 0